Stockholders' Equity (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 28, 2021 shares	Dec. 27, 2021 USD ($) shares	Dec. 21, 2021 USD ($) $ / shares shares	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity (Details) [Line Items]
Number of classes of common stock					2
Offering price per share (in Dollars per share) | $ / shares					$ 10
Preferred stock issued					10,000,000
Preferred stock par value (in Dollars per share) | $ / shares					$ 0.0001
Preferred stock shares were issued and outstanding, description					As of December 31, 2021, no preferred stock shares were issued and outstanding.
Number of classes of equity					3
Shares of equity investors purchased				2,000,000
Purchase price of preferred stock (in Dollars per share) | $ / shares				$ 10
Aggregate purchase price (in Dollars) | $				$ 20,000
Redeemable price per share (in Dollars per share) | $ / shares				$ 15
Redeemable convertible preferred stock per share (in Dollars per share) | $ / shares				$ 10
Merger agreement, description				Additionally, the redeemable convertible preferred stock would be convertible into common shares of the Company either on a one to one basis in the event of the closing of the merger agreement, or if the merger agreement were terminated and the Company subsequently consummated an initial public offering, into a number of common shares of the Company equal to the Required Return divided by 0.9, or $16.6667, multiplied by the price at which the shares of voting common stock of the Company are initially priced in such initial public offering.
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Number of classes of common stock						1
Common stock authorized					210,000,000	210,000,000
Common stock issued					50,402,763	34,557,480
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Votes per common share					1
Underwriting agreement per share			6.51
Net proceeds (in Dollars) | $			$ 21,800
Shares issued	4,439,333	461,236
Capital stock shares						431,682
Redeemable convertible preferred stock outstanding, description					As of December 31, 2021, no shares of redeemable convertible preferred stock were outstanding.
Class A Common Stock [Member] | Public Stock Offering [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares issued			3,560,710
Offering price per share (in Dollars per share) | $ / shares			$ 7
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Capital stock shares						37,538
Business Combination [Member]
Stockholders' Equity (Details) [Line Items]
Interest rate of business combination				18.00%
Mr. Senderos [Member]
Stockholders' Equity (Details) [Line Items]
Amount of new second lien facility (in Dollars) | $		$ 4,500,000
Conversion shares received		441,409
Mr. Johnston [Member]
Stockholders' Equity (Details) [Line Items]
Amount of new second lien facility (in Dollars) | $		$ 200,000
Conversion shares received		19,827